Stockholders' Equity (Deficit) (Details 3) (USD $)	12 Months Ended				12 Months Ended																					12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended								12 Months Ended			12 Months Ended			12 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	May 31, 2011	Dec. 31, 2010	Dec. 31, 2010 March 2010 Issue One [Member]	Dec. 31, 2010 March 2010 Issue Two [Member]		Dec. 31, 2010 May 2010 [Member]		Dec. 31, 2010 June 2010 [Member]	Dec. 31, 2010 July 2010 Issue One [Member]	Dec. 31, 2010 July 2010 Issue Two [Member]		Dec. 31, 2010 September 2010 [Member]	Dec. 31, 2010 October 2010 [Member]	Dec. 31, 2010 December 2010 Issue One [Member]		Dec. 31, 2010 December 2010 Issue Two [Member]		Dec. 31, 2010 December 2010 Issue Three [Member]	Dec. 31, 2010 December 2010 Issue Four [Member]	Dec. 31, 2011 January 2011 Issue One [Member]		Dec. 31, 2011 January 2011 Issue One [Member] Minimum [Member]	Dec. 31, 2011 January 2011 Issue One [Member] Maximum [Member]	Dec. 31, 2011 January 2011 Issue Two [Member]	Dec. 31, 2011 January 2011 Issue Three [Member]	Dec. 31, 2011 January 2011 Issue Three [Member] Minimum [Member]	Dec. 31, 2011 January 2011 Issue Three [Member] Maximum [Member]	Dec. 31, 2011 February 2011 Issue One [Member]		Dec. 31, 2011 February 2011 Issue Two [Member]	Dec. 31, 2011 February 2011 Issue Two [Member] Minimum [Member]	Dec. 31, 2011 February 2011 Issue Two [Member] Maximum [Member]	Dec. 31, 2011 March 2011 Issue One [Member]	Dec. 31, 2011 March 2011 Issue One [Member] Minimum [Member]	Dec. 31, 2011 March 2011 Issue One [Member] Maximum [Member]	Dec. 31, 2011 March 2011 Issue Two [Member]	Dec. 31, 2011 March 2011 Issue Two [Member] Minimum [Member]	Dec. 31, 2011 March 2011 Issue Two [Member] Maximum [Member]	Dec. 31, 2011 March 2011 Issue Three [Member]	Dec. 31, 2011 March 2011 Issue Three [Member] Minimum [Member]	Dec. 31, 2011 March 2011 Issue Three [Member] Maximum [Member]	Dec. 31, 2011 April 2011 [Member]	Dec. 31, 2011 April 2011 [Member] Minimum [Member]	Dec. 31, 2011 April 2011 [Member] Maximum [Member]	Dec. 31, 2011 May 2011 Issue One [Member]	Dec. 31, 2011 May 2011 Issue One [Member] Minimum [Member]	Dec. 31, 2011 May 2011 Issue One [Member] Maximum [Member]	Dec. 31, 2011 May 2011 Issue Two [Member]	Dec. 31, 2011 May 2011 Issue Three [Member]	Dec. 31, 2011 May 2011 Issue Four [Member]	Dec. 31, 2011 May 2011 Issue Five [Member]	Dec. 31, 2011 June 2011 Issue One [Member]		Dec. 31, 2011 June 2011 Issue One [Member] Minimum [Member]	Dec. 31, 2011 June 2011 Issue One [Member] Maximum [Member]	Dec. 31, 2011 June 2011 Issue Two [Member]	Dec. 31, 2011 June 2011 Issue Two [Member] Minimum [Member]	Dec. 31, 2011 June 2011 Issue Two [Member] Maximum [Member]	Dec. 31, 2011 June 2011 Issue Three [Member]	Dec. 31, 2011 June 2011 Issue Three [Member] Minimum [Member]	Dec. 31, 2011 June 2011 Issue Three [Member] Maximum [Member]	Dec. 31, 2011 July 2011 Issue One [Member]	Dec. 31, 2011 July 2011 Issue Two [Member]	Dec. 31, 2011 August 2011 [Member]	Dec. 31, 2011 September 2011 Issue One [Member]	Dec. 31, 2011 September 2011 Issue One [Member] Minimum [Member]	Dec. 31, 2011 September 2011 Issue One [Member] Maximum [Member]	Dec. 31, 2011 September 2011 Issue Two [Member]	Dec. 31, 2011 October 2011 Issue One [Member]	Dec. 31, 2011 October 2011 Issue Two [Member]	Dec. 31, 2011 October 2011 Issue Two [Member] Minimum [Member]	Dec. 31, 2011 October 2011 Issue Two [Member] Maximum [Member]	Dec. 31, 2011 November 2011 [Member]		Dec. 31, 2011 December 2011 [Member]	Dec. 31, 2011 December 2011 [Member] Minimum [Member]	Dec. 31, 2011 December 2011 [Member] Maximum [Member]
Common Stock Transaction					Private Placement	Al Rajhi interest conversion	[1]	SDS Loan conversion	[2]	Private Placement	Private Placement	Toucan Partners LLC consulting fees	[3]	Private Placement	Note conversion	Stock issued in lieu of salaries	[3]	Consultant fees paid in stock	[3]	Loan conversion	Private Placement	Consultant fees paid in Stock	[3]			Private Placement	Loan Conversion			Consultant fees paid in Stock	[3]	Loan Conversion			Consultant fees paid in Stock [3]			Payables Conversion			Loan Conversion			Loan Conversion			Consultant fees paid in Stock [3]			Private Placement	Private Placement	Private Placement	Private Placement	Consultant fees paid in Stock	[3]			Loan Conversion			Private Placement			Payable Conversion	Loan Conversion	Loan Conversion	Loan Conversion			Loan Conversion	Private Placement	Loan Conversion			Payables Conversion	[4]	Loan Conversion
Common stock, shares issued	9,334,101	10,335,187		4,569,904	90,729	71,163		331,250		145,833	54,167	529		16,667	3,686	44,047		97,442		22,074	12,500	33,526				12,500	92,818			11,979		8,500			27,604			346,385			8,713			42,454			16,872			9,766	6,510	9,766	8,333	24,960				159,968			448,104			41,667	18,750	46,875	62,299			61,250	16,447	317,031			2,875,000		56,121
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 9.12	$ 0.001	$ 12.00	$ 12.00		$ 3.20		$ 12.00	$ 12.00	$ 3.20		$ 12.00	$ 12.32	$ 11.68		$ 12.32		$ 7.36	$ 12.00			$ 10.88	$ 12.00	$ 0.75		$ 7.68	$ 8.80	$ 11.36			$ 4.80	$ 8.48		$ 4.48	$ 11.04		$ 4.80	$ 7.52		$ 4.48	$ 4.80		$ 4.48	$ 4.64		$ 6.56	$ 7.04	$ 7.68	$ 6.88	$ 7.68	$ 12.00			$ 10.88	$ 13.76		$ 4.48	$ 16.00		$ 6.88	$ 9.76	$ 12.00	$ 7.36	$ 5.44		$ 5.12	$ 5.44	$ 3.20	$ 9.12		$ 4.16	$ 5.12	$ 3.20			$ 4.00	$ 4.64
Proceeds from Issuance of Common Stock	$ 5,500,791				$ 1,088,750					$ 1,750,000	$ 650,000			$ 200,000							$ 150,000	$ 0				$ 150,000																								$ 75,000	$ 60,791	$ 75,000	$ 100,000								$ 4,890,000										$ 150,000

[1]	The fair value of the common stock issued in excess of the accrued interest payable converted into common stock amounted to $194,761 and was recorded in interest expense in the accompanying consolidated financial statements.
[2]	The value of the stock issued to SDS in excess of the carrying amount of the loan principal and accrued interest payable that was converted was $4,673,568. This amount was charged to loan conversion inducement expense in the accompanying consolidated statements of operations during 2010.
[3]	Common stock valued at closing price at date of issue.
[4]	The Company settled $9.2 million of outstanding accounts payable by issuing 2.875 million shares of common stock and recorded a charge to operations of $7.8 million, which was the aggregate difference between the market price and the conversion price.